MORGAN STANLEY INDIA INVESTMENT FUND, INC.

522 Fifth Avenue

New York, NY 10036

November 19, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Attention:  Larry L. Greene, Senior Counsel, Division of Investment Management

Re:	Morgan Stanley India Investment Fund, Inc.
Preliminary Results of Tender Offer

Dear Mr. Greene:

On behalf of Morgan Stanley India Investment Fund, Inc., a Maryland corporation (the “Registrant”), transmitted herewith for filing with the Securities and Exchange Commission on Schedule TO-I/A under Rule 13e-4 of the Securities Exchange Act of 1934, as amended, is an amendment reporting the preliminary results of the issuer tender offer which commenced on October 21, 2013.

Should you have any questions regarding the foregoing matter, please do not hesitate to contact me at 212.296.6988 (tel) or 212.507.3954 (fax) or Allison M. Fumai of Dechert LLP at 212.698.3526 (tel) or 212.698.3599 (fax).

Very truly yours,

/s/ Mary E. Mullin
Mary E. Mullin
Secretary

Enclosures

cc: Stefanie V. Chang Yu